UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22130

LCM Landmark Series Trust

(Exact name of registrant as specified in charter)

9345 Waterstone Blvd., Suite 140, Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

John Swhear.

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LCM Landmark Active Dividend Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 92.08%	Shares	Value

Aircraft Parts & Auxiliary Equipment - 0.13%
General Dynamics Corp.	100	$ 9,230

Beverages - 0.77%
Coca-Cola Co. / The	1,000	52,070

Cigarettes - 6.47%
Altria Group, Inc.	7,700	161,931
Philip Morris International, Inc.	3,600	193,320
Reynolds American, Inc.	1,600	84,768
		440,019

Computer & Office Equipment - 1.20%
Hewlett-Packard Co.	700	32,844
International Business Machines Corp.	400	48,692
		81,536

Computer Communications Equipment - 1.98%
Cisco Systems, Inc. (b)	5,600	134,680

Computer Storage Devices - 0.88%
Western Digital Corp. (b)	2,200	59,972

Construction Machinery & Equipment - 0.62%
Catepillar, Inc.	600	42,438

Crude Petroleum & Natural Gas - 4.18%
Cabot Oil & Gas Corp.	1,000	44,440
Chesapeake Energy Corp.	1,000	48,400
Devon Energy Corp.	500	51,025
Occidental Petroleum Corp.	1,100	87,296
Petroleo Brasileiro S.A. (a)	1,000	52,740
		283,901

Deep Sea - Foreign Transport of Freight - 2.31%
Frontline, Ltd.	2,600	157,066

Drilling Oil & Gas Wells - 2.31%
Helmerich & Payne, Inc.	580	33,130
Nabors Industries, Ltd. (b)	1,700	60,571
Transocean, Inc. (b)	500	63,600
		157,301

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 92.08% (continued)	Shares	Value

Electric & Other Services Combined - 2.60%
Ameren Corp.	1,000	$ 41,860
Duke Energy Corp.	1,500	26,160
Pepco Holdings, Inc.	4,300	109,005
		177,025

Electric Services - 1.97%
Constellation Energy Group, Inc.	700	46,697
Dominion Resources, Inc.	2,000	87,060
		133,757

Electrical Work - 1.88%
Quanta Services, Inc. (b)	4,000	127,760

Electronic & Other Electrical Equipment (No Computers) - 2.07%
General Electric Co.	5,000	140,500

Engines & Turbines - 1.73%
Cummins, Inc.	1,800	117,288

Fire & Marine Insurance - 1.33%
Allstate Corp./The	2,000	90,260

Funeral Service & Crematories - 1.35%
Service Corp, International	9,000	91,890

General Industrial Machinery & Equipment - 0.73%
Illinois Tool Works, Inc.	1,000	49,610

Guided Missiles & Space Vehicles & Parts - 1.71%
Lockheed Martin Corp.	1,000	116,440

Heavy Construction Other Than Building Construction Contractors - 1.91%
Fluor Corp,	1,000	80,130
Foster Wheeler, Ltd. (b)	1,000	49,690
		129,820

Hospital & Medical Service Plans - 3.47%
Cigna Corp.	2,000	83,760
UnitedHealth Group, Inc.	5,000	152,250
		236,010

Industrial Trucks, Tractors, Trailers, & Stackers - 1.26%
Terex Corp. (b)	1,700	85,493

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 92.08% (continued)	Shares	Value

Insurance Agents, Brokers & Services - 3.82%
Hartford Financial Services Group, Inc.	2,400	$ 151,392
MetLife, Inc.	2,000	108,400
		259,792

Life Insurance - 2.84%
Phoenix Cos., Inc. / The	10,000	119,100
Prudential Financial. Inc.	1,000	73,710
		192,810

Miscellaneous Fabricated Metal Products - 1.41%
Parker-Hannifin Corp.	1,500	96,105

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.97%
Eaton Corp.	900	65,862

National Commercial Banks - 4.04%
Bank of America Corp.	3,700	115,218
U.S. Bancorp	5,000	159,300
		274,518

Oil & Gas Field Services - 1.85%
Halliburton Co.	2,000	87,880
Schlumberger, Ltd.	400	37,688
		125,568
Personal Credit Institutions - 1.98%
American Express Co.	3,400	134,912

Petroleum Refining - 1.02%
Valero Energy Corp.	2,000	69,520

Pharmaceutical Preparations - 7.11%
Bristol-Myers Suibb Co.	4,500	96,030
Eli Lilly & Co.	1,800	83,970
Merck &Co., Inc.	5,000	178,350
Pfizer, Inc.	2,000	38,220
Wyeth	2,000	86,560
		483,130

Plastics Materials & Synthetic Resins - 1.31%
E.I. du Pont de Nemours and Co.	2,000	88,880

Prepackaged Software - 1.16%
Oracle Corp. (b)	3,600	78,948

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 92.08% (continued)	Shares	Value

Printed Circuit Boards - 0.50%
Jabil Circuit, Inc.	2,000	$ 33,720

Radio & Television Broadcasting & Communications Equipment - 2.78%
Harris Corp.	1,600	83,776
QUALCOMM, Inc.	2,000	105,300
		189,076

Radiotelephone Communications - 1.81%
Telefonos de Mexico S.A.B. de C.V. - Series L (a)	5,000	122,850

Railroad Equipment - 0.53%
Trinity Industries, Inc.	1,000	35,980

Retail - Eating Places - 2.74%
McDonald's Corp.	3,000	186,150

Retail - Women's Apparel Stores - 1.05%
Chico's FAS, Inc. (b)	12,500	71,750

Savings Institutions, Not Federally Chartered - 1.15%
Sterling Financial Corp.	7,700	78,463

Security Brokers, Dealers & Flotation Companies - 2.60%
Charles Schwab Corp. / The	6000	143,940
Morgan Stanley	800	32,664
		176,604

Semiconductors & Related Devices - 3.50%
Analog Devices, Inc.	2,000	55,920
Intel Corp.	5,400	123,498
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	6,000	58,260
		237,678

Services - Miscellaneous Business Services - 0.88%
Tyco International, Ltd.	1,400	60,032

Telephone Communications, Except Radiotelephone - 2.76%
AT&T, Inc.	2,300	73,577
Embarq Corp.	700	33,012
Verizon Communications, Inc.	2,300	80,776
187,365

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 92.08% (continued)	Shares	Value

Trucking & Courier Services, Except Air - 1.41%
United Parcel Service, Inc. - Class B	1,500	$ 96,180

TOTAL COMMON STOCKS (Cost $6,267,696)		6,259,959

Real Estate Investment Trust - 2.42%

Annaly Capital Management, Inc.	11,000	164,560

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $164,097)		164,560

Exchange-Traded Funds - 2.92%

ProShares Ultra Financials	3,500	73,605
ProShares Ultra QQQ	1,200	90,096
ProShares UltraShort Oil & Gas	1,000	34,610

TOTAL EXCHANGE-TRADED FUNDS (Cost $201,814)		198,311

TOTAL INVESTMENTS (Cost $6,633,607) - 97.42%		6,622,830

Cash & Other Assets less Liabilities - 2.58%		175,735

TOTAL NET ASSETS - 100.00%		$ 6,798,565

(a) American Depositary Receipt
(b) Non-income producing.

Tax Related
Unrealized appreciation		$ 135,314
Unrealized depreciation		(146,091)
Net unrealized depreciation		$ (10,777)

Aggregate cost of securities for income tax purposes		$ 6,633,607

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 96.07%	Shares	Value

Accident & Health Insurance - 2.85%
Unum Group	2,575	$ 65,431

Agricultural Chemicals - 2.63%
Agrium, Inc.	270	22,761
Mosaic Co./The	352	37,572
		60,333

Bottled & Canned Soft Drinks - 3.07%
Coca-Cola Co./The	1,352	70,399

Business Services - 4.95%
MasterCard, Inc. - Class A	469	113,756

Cereal Breakfast Foods - 3.53%
General Mills, Inc.	1,225	81,070

Cigarettes - 2.32%
Philip Morris International, Inc.	990	53,163

Computer & Office Equipment - 6.22%
Hewlett-Packard Co.	1,798	84,362
International Business Machines Corp.	480	58,430
		142,792

Crude Petroleum & Natural Gas - 7.56%
EOG Resources, Inc.	750	78,315
Occidental Petroleum Corp.	1,201	95,311
		173,626

Department Stores - 2.71%
Wal-Mart Stores, Inc.	1,052	62,142

Engines & Turbines - 2.64%
Cummins, Inc.	930	60,599

Fire & Marine Insurance - 2.53%
Progressive Corp./The	3,145	58,088

Industrial Machinery & Equipment - 0.62%
W.W. Grainger, Inc.	158	14,225

Motion Picture & Video Tape Production - 2.27%
Walt Disney Co./The	1,615	52,245

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 96.07% (continued)	Shares	Value

Motor Vehicle Parts & Accessories - 2.59%
Honeywell International, Inc.	1,186	$ 59,502

Natural Gas Distribution - 3.56%
Questar Corp.	1,577	81,831

Oil & Gas Field Machinery & Equipment - 3.71%
National Oilwell Varco, Inc. (a)	1,157	85,306

Ophthalmic Goods - 3.84%
Alcon, Inc.	518	88,210

Petroleum Refining - 3.22%
ConocoPhillips	895	73,846

Pumps & Pumping Equipment - 1.27%
Flowserve Corp.	220	29,066

Radio & TV Broadcasting & Communications Equipment - 4.06%
L-3 Communications Holdings, Inc.	470	48,852
QUALCOMM, Inc.	845	44,489
		93,341

Railroads, Line-Haul Operating - 2.03%
Norfolk Southern Corp.	635	46,692

Retail - Computer & Computer Software Stores - 1.17%
GameStop Corp. - Class A (a)	611	26,805

Retail - Drug Stores & Proprietary Stores - 1.55%
Express Scripts, Inc. (a)	485	35,604

Retail - Eating Places - 2.32%
McDonald's Corp.	860	53,363

Retail - Jewelry Stores - 2.67%
Tiffany & Co.	1,388	61,308

Services - Prepackaged Software - 5.46%
Activision Blizzard, Inc. (a)	380	12,472
Oracle Corp. (a)	2,258	49,518
Symantec Corp. (a)	2,836	63,271
		125,261

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 96.07% (continued)	Shares	Value

State Commercial Banks - 3.31%
Northern Trust Corp.	945	$ 75,969

Steel Works, Blast Furnaces, & Rolling Mills - 1.31%
Nucor Corp.	571	29,977

Surgical & Medical Instruments & Apparatus - 7.41%
Baxter International, Inc.	1,329	90,053
Becton Dickinson & Co.	916	80,040
		170,093

Telephone Communications, Except Radiotelephone - 2.69%
Windstream Corp.	4,972	61,752

TOTAL COMMON STOCKS (Cost $2,236,446)		2,205,795

TOTAL INVESTMENTS (Cost $2,236,446) - 96.07%		2,205,795

Cash & Other Assets less Liabilities - 3.93%		90,250

TOTAL NET ASSETS - 100.00%		$ 2,296,045

(a) Non-income producing.

Tax Related
Unrealized appreciation		$ 57,782
Unrealized depreciation		(88,433)
Net unrealized depreciation		$ (30,651)

Aggregate cost of securities for income tax purposes		$ 2,236,446

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds

Related Notes to the Schedule of Investments

August 31, 2008 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser (under the Advisee's supervision) believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor or the Sub-Adviser, as the case may be, determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined by the Sub-Adviser in good faith according to guidelines established by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser, as the case may be, believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Advisor in conformity guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on anaccrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 27, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the LCM Landmark Active Dividend Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 6,622,830	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 6,622,830	$ -

*Other financial instruments include futures, forwards, and swap contracts. FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the LCM Landmark Disciplined Growth Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 2,205,795	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 2,205,795	$ -

*Other financial instruments include futures, forwards, and swap contracts. FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on each Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: LCM Landmark Series Trust

By	/s/ Allan F. Westcott
Allan F. Westcott, President

Date	10/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Allan F. Westcott
Allan F. Westcott, President

Date	10/29/2008

By	/s/ Mark R. Morrow
Mark R. Morrow, Treasurer

Date	10/29/2008